General and administrative costs (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
General and administrative costs
General and administrative expense	€ 3,446,000	€ 2,876,000	€ 7,364,000	€ 6,066,000